SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      X

         Pre-Effective Amendment No.


         Post-Effective Amendment No.   12                                   X
         (Check appropriate box or boxes)

                                            and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT                                  X
COMPANY ACT OF 1940


         Post-Effective Amendment No.  12

                 PAUZE` FUNDS - File Nos. 33-71562 and 811-8148
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            14340 Torrey Chase Blvd., Ste. 170, Houston, Texas 77014
            --------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)


Registrant's Telephone Number, including Area Code:  (281) 444-6012


  Philip C. Pauze`, President, Pauze` Funds, 14340 Torrey Chase Blvd. Ste. 170
                              Houston, Texas 77014
                      ---------------------------------------
                      (Name and Address of Agent for Service)

                                  With Copy To:
                              Donald S. Mendelsohn
                       Brown, Cummins & Brown Co., L.P.A.
                                3500 Carew Tower
                             Cincinnati, Ohio 45202

Release Date:  November 26, 1997



It is proposed that this filing will become effective (check appropriate box):


/X/ immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered

     Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

                                  PAUZE` FUNDS


                              PAUZE` TOMBSTONE FUND

                                    FORM N-1A

                              CROSS REFERENCE SHEET


FORM N-1A
PART A         CAPTION OR
ITEM NO.       LOCATION IN PROSPECTUS
---------      --------------------------------------------------------------

    1          Cover Page

    2          Summary of Fees and Expenses

    3          Supplement to Prospectus

    4          The  Fund;   Investment   Objective   and  Risk   Considerations;
               Investment Policies and Risks; Management of the Fund; General Information; Supplement to Prospectus


    5          Management of the Fund

   5a          NONE

    6          General Information;  How to Redeem Shares; Shareholder Services;
               Distributions and Taxes


    7          How to Purchase Shares;  Additional  Information About Purchases;
               Reductions and Waivers of the Sales Charge; Other Policies that Affect your Sales Charge; How to Redeem Shares; Rule 12b-1 Distribution Plan; Valuing Fund Shares; Supplement to Prospectus


    8          How to Redeem Shares

    9          NONE

   16          Management of the Fund

   19          Valuing Fund Shares

FORM N-1A
PART B         CAPTION OR LOCATION IN
ITEM NO.       STATEMENT OF ADDITIONAL INFORMATION
---------      -------------------------------------------------------------

   10          Cover Page

   11          Table of Contents

   12          NONE

   13          Investment Objective and Policies; Investment Limitations

   14          Management of the Fund


   15          General Information


   16 Investment Advisory Services; Administrative Services; Rule 12b-1 Distribution Plan; Custodian; Independent Accountants

   17          Portfolio Transactions

   18          General Information

   19          NONE

   20          Tax Status

   21          Rule 12b-1 Distribution Plan

   22          Calculation of Performance Data


   23          Financial Statements

                       SUPPLEMENT DATED NOVEMBER 26, 1997
                         TO PROSPECTUS DATED MAY 1, 1997

                            PAUZE` TOMBSTONE FUND(TM)

     The following financial highlights for the period ended October 31, 1997, are derived from the unaudited financial statements of the Fund. The financial highlights are an integral part of, and should be read in conjunction with, the unaudited financial statements. The unaudited financial statements of the Fund are included in the Semi-Annual Report to Shareholders for the period ended October 31, 1997 and are incorporated by reference in the Fund's Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
                            for the six months ended
                          October 31, 1997 (Unaudited)


                                                            Class A      Class B
                                                            -------      -------

Net asset value, Beginning of period                        $10.00       $10.00
                                                            ------       ------
Income from investment operations:
     Net investment income                                   (0.04)       (0.07)
     Net realized and unrealized gain (loss)
        on investments                                       (0.89)       (0.89)
                                                            ------       ------
Total from investment operations                             (0.93)       (0.96)
                                                            ------       ------
Less distributions to shareholders:

     None


Net asset value, end of period                               $9.07        $9.04
                                                            ======       ======
Total investment return (1)                                 (18.6%)      (19.2%)

Ratios/Supplemental Data:
     Net assets, end of period                          $1,262,845   $2,898,473
     Ratio of expenses to average
       net assets (1)(2)                                     2.92%        3.72%
     Ratio of net investment income
       to average net assets (1)(2)                         (1.72%)      (2.54%)
     Portfolio turnover rate                                 35.2%        35.2%

(1)  Annualized
(2) Net investment income is net of expense reimbursements and fee waivers of $.002 and $.002 per share for Class A and Class B, respectively. Had such reimbursements not been made, the annualized expense ratio would have been 3.34% and 4.16% for Class A and Class B, respectively, and the annualized net investment income ratio would have been (2.16%) and (2.98%) for Class A and Class B respectively.

     At the end of the Section entitled "Other Policies That Affect Your Sales Charge," pages 11-12 of the Prospectus, the following language should be inserted:

     "Under certain circumstances, the Distributor may increase or decrease the reallowance amounts paid to participating broker-dealers for sales of Class A and Class B shares."

     The following language should be read in conjunction with the Sections entitled "Investment Objective and Risk Considerations", pages 4-5 of the Prospectus, "Index Performance", pages 5-6 of the Prospectus and "Investment Policies and Risks", pages 6-8 of the Prospectus:

     "Under normal market conditions, the Fund will invest in the common stocks of the companies that comprise the Pauze` Tombstone Common Stock Index(TM) (the "Index") in approximately the same proportions as those common stocks have in the Index. However, when the Adviser determines that market conditions so warrant, the Fund's investments in those common stocks may vary from their proportions in the Index, and at times such variance may be significant. Any such variance will make it more likely that the Fund's performance will vary from the performance of the Index."

     As of October 31, 1997,  the Angelus  Funeral  Home  PreNeed  Trust and the
Angelus Rosedale Endowment Care Fund may be deemed to control the Fund as a result of their beneficial ownership of Fund shares.

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, has been selected as independent accountants for the Trust for the fiscal year ending April 30, 1998.

                                PAUZE` FUNDS(TM)


                            PAUZE` TOMBSTONE FUND(TM)

                (Information, Shareholder Services and Requests)

                                 1-800-327-7170
                                  P.O. Box 844
                           Conshohocken, PA 19428-0844
                              (To Purchase Shares)
                                 1-888-647-5436

                                   PROSPECTUS
                                   May 1, 1997

     The investment objective of the Pauze` Tombstone Fund(TM) is to provide shareholders with long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in all or a representative group of equity securities comprising the Pauze` Tombstone Common Stock Index(TM). The Index is a new unmanaged index developed by Pauze` Swanson Capital Management Co.,(TM) the Fund's Advisor, to track the performance of the publicly traded common stock of companies which derive at least 15% of their revenues from the provision of goods and/or services to the death care sector of the economy. The Fund's performance therefore will be largely dependent on the performance of that sector. The Fund is a non-diversified fund, and this Prospectus provides information relating to the additional risks associated with non-diversification.

     This Prospectus provides information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated May 1, 1997, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

     Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in the Fund involve investment risk including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


SUMMARY OF FEES AND EXPENSES.................................................  2

THE FUND ....................................................................  3

INVESTMENT OBJECTIVE AND RISK CONSIDERATIONS.................................  3

INDEX PERFORMANCE............................................................  5

INVESTMENT POLICIES AND RISKS................................................  6

HOW TO PURCHASE SHARES.......................................................  8

ADDITIONAL INFORMATION ABOUT PURCHASES....................................... 11

REDUCTIONS AND WAIVERS OF THE SALES CHARGE................................... 12

OTHER POLICIES THAT AFFECT YOUR SALES CHARGE................................. 12

HOW TO EXCHANGE SHARES....................................................... 15

SHAREHOLDER SERVICES......................................................... 19

RULE 12b-1 DISTRIBUTION PLAN................................................. 20

VALUING FUND SHARES.......................................................... 20

DISTRIBUTIONS AND TAXES...................................................... 21

MANAGEMENT OF THE FUND....................................................... 22

GENERAL INFORMATION.......................................................... 25

PERFORMANCE INFORMATION...................................................... 26

                          SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly and indirectly. Annual operating expenses are shown as a percentage of average daily net assets. Because shares of the Fund were not offered prior to the date of this prospectus, annual operating expenses of the Fund are based on estimated expenses. Shareholder transaction expenses for the Fund are expressed as a percentage of the public offering price, cost per transaction or as otherwise noted. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.
                                                             Class         Class
                                                               A             B
Shareholder Transaction Expenses

Maximum sales charge on purchases
(as a percentage of offering price)......................    3.75%          None

Maximum contingent deferred sales charge imposed on
redemption (as a percentage of original
purchase price)(1).......................................     None         3.75%

Account Closing Fee
(does not apply to exchanges)............................     $ 10          $ 10

Exchange fee.............................................     None          None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management Fee. .........................................     0.38%        0.38%

12b-1 Fees(2)............................................     0.25%        1.00%

Other Expenses, including Transfer Agency
and Accounting Services Fees.............................     0.50%        0.50%

Total Fund Operating Expenses............................     1.13%        1.88%

     A shareholder who requests delivery of redemption proceeds by wire will be subject to a $10 charge. International wires will be higher.

     (1) The maximum contingent deferred sales charge (CDSC) as set forth in the table applies to redemptions of shares within one year of purchase. The CDSC decreases over time, to zero, and the Class B shares become no-load Class A shares.
     (2) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted by the National Association of Securities Dealers.

                Hypothetical Example of Effect on Fund Expenses

     You would pay the following expenses on a $1,000 investment if, for each year for the next three years, Fund expenses are as described above and annual return is 5%.

                                                            1 Year       3 Years
                                                            ------       -------
Class A(1)
  Assuming a complete redemption at end of period (2)         $59          $83
  Assuming no redemption at end of period                     $49          $73

Class B
  Assuming a complete redemption at end of period (2)(3)      $68         $105
  Assuming no redemption                                      $19          $59

     (1) Assumes deduction at the time of purchase of maximum 3.75% mutual sales charge.
     (2) Included in these estimates is the account closing fee of $10 for each period. This is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses could be substantially lower in percentage terms than this illustration.
     (3) Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.

                                    THE FUND

     Pauze` Tombstone Fund(TM) (the "Fund") was organized as a series of Pauze` Funds(TM) (the "Trust") on January 29, 1997, and commenced operations on May 1, 1997. This Prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Pauze` Swanson Capital Management Co.(TM) (the "Advisor").

                  INVESTMENT OBJECTIVE AND RISK CONSIDERATIONS

     The investment objective of the Fund is to provide shareholders with long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in all or a representative group of equity securities comprising the Pauze` Tombstone Common Stock Index(TM) (the "Index"), a new unmanaged index developed by the Advisor to track the performance of the publicly traded common stock of companies which derive at least 15% of their revenues (based solely on information provided by each company, which may or may not be accurate) from the provision of goods and/or services to the death care sector of the economy. The Fund's performance therefore will be largely dependent on the performance of that market sector (see "Index Performance" on page 7).

     The Fund is an index fund, which means that it attempts to replicate the performance of the Index by investing in the stocks of the Index in proportion to their weightings in the Index. Each stock in the Index is weighted by its market capitalization (total market value attributable to death care) relative to the aggregate market capitalization of all securities in the Index. Only the percentage of market capitalization attributable to death care will be included in the Index. For example, if 15% of a company's revenue is derived from death care, then 15% of the company's market capitalization will be included in the Index, and a change in the company's share price will result in a smaller change to the Index than would otherwise be the case. As the market capitalizations of the stocks in the Index rise and fall due to changes in share price, the Index will rise and fall to reflect the aggregate change, and the weightings of each stock in the Index will change. The Index includes only U.S. companies (or foreign companies whose stock is traded on a U.S. stock exchange) which have a market capitalization attributable to death care of at least $15 million. As of March 31, 1997, nine companies were included in the Index. They had market capitalizations ranging from $81.7 million to $7.1 billion, and the aggregate market capitalization of the Index approximated $12.5 billion.

     Because the Fund invests primarily in the stocks of the death care companies comprising the Index, a shareholder's investment will be subject to the risks affecting that sector of the economy. The death care sector consists of companies whose primary business is concentrated in one or more of three broad categories: (1) funeral services, (2) cemetery services, (3) funeral and cemetery support goods and services. Any regulatory, demographic or other economic factor particularly affecting the death care industry could have a material adverse impact on the Fund. For example, some states and regulatory agencies may adopt regulations affecting solicitation and/or cancellation of preneed sales of products and services, or prohibiting common ownership of funeral homes and cemeteries in the same market. Also, changes in demographic patterns (such as increases in cremation rates) may result in decreased revenues for the companies in the Index. For the most part, the death care sector has highly fragmented ownership, and despite considerable consolidation in recent years (primarily through acquisitions), public companies still represent less than one quarter of death care revenues. While this leaves considerable room for growth of the companies included in the Index, there is no guarantee that current consolidation and acquisition trends will continue.

     In this regard, shareholders should be aware that as of March 31, 1997 there were only nine companies included in the Index, and that one company comprised approximately 55%, two companies comprised approximately 73%, and four companies comprised approximately 93% of the aggregate market capitalization of the Index. Until the number and weightings of the companies in the Index are substantially changed, the Fund's performance will be dominated by the performance of those four companies, and any development affecting the sector as a whole or those companies in particular will have a substantial impact on the Fund. The Fund is a non-diversified fund, and, as such, presents substantially more investment risk and potential for volatility than a mutual fund which is diversified. The Fund is not a complete investment program, and an investment in the Fund should be considered only a portion of your overall investment portfolio.

                                INDEX PERFORMANCE

     Although the Index was first published in January 1997, the Advisor has reconstructed its performance for earlier years. As of December 31, 1985, the Index would have been comprised of two companies. The third Index company would have been added on May 1, 1990, the fourth on October 1, 1991, the fifth on December 1, 1992, the sixth on July 1, 1994, the seventh on October 1, 1994, the eighth on April 1, 1996 and the ninth on August 1, 1996.

     For the purpose of creating a performance history, the performance of the Index has been calculated on a monthly basis from January 1, 1986 through December 31, 1996. Beginning on January 1, 1997, the Index has been calculated on a daily basis.

     The past performance of the Index should not be considered indicative of the future performance of the Fund. Moreover, future performance of the Fund will in all likelihood vary (possibly substantially) from the performance of the Index. See "Investment Policies and Risks".

                     PAUZE` TOMBSTONE COMMON STOCK INDEX(TM)

                          HISTORICAL ANNUAL PERFORMANCE

                           December 31, 1985 - 100.00
                           December 31, 1986 - 130.13
                           December 31, 1987 - 118.98
                           December 31, 1988 - 109.48
                           December 31, 1989 - 117.08
                           December 31, 1990 - 138.02
                           December 31, 1991 - 191.71
                           December 31, 1992 - 208.33
                           December 31, 1993 - 284.84
                           December 31, 1994 - 267.09
                           December 31, 1995 - 368.30
                           December 31, 1996 - 483.50


                 COMPARATIVE RATES OF RETURN FOR VARIOUS INDICES
                             AS OF DECEMBER 31, 1996


                    THE INDEX          DJIA          S&P 500        Russell 3000

 One Year             30.99%          25.78%          20.08%            19.02%

 Five Year            20.30%          15.25%          12.16%            12.33%

 Ten Year             14.01%          13.01%          11.82%            11.59%

 Eleven Year          15.39%          13.85%          12.07%            11.69%


(1) These figures represent simple annualized price appreciation of each index for the given time period.

(2)  Dividend re-investment, if any, is not included in the calculations.
(3)  Eleven year figure represents inception date of the Index as reconstructed.
(4)  The Index base date is 1/1/86 at Base index valuation of 100.
(5) Data Source for DJIA, S&P 500 and Russell 300 Index - Bloomberg Financial Services.
(6)  Data Source for the Index-Pauze` Swanson Capital Management Co.(TM)

                          INVESTMENT POLICIES AND RISKS

Under normal market conditions, the Fund will invest primarily in the common stocks of the companies that comprise the Index, in approximately the same proportions as those common stocks have in the Index. However, the Fund may invest in common stocks that are not included in the Index and, for temporary defensive purposes under adverse market conditions, may hold a substantial portion of its assets in cash equivalents, short term fixed income securities or U.S. government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity, to meet regulatory requirements or pending selection of investments in accordance with its policies. Thus, there will not necessarily be a high correlation between the Fund's portfolio and the Index at all times.

Although the Fund attempts to replicate the performance of the Index, the Fund's ability to do so will also be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions, timing of cash flows into and out of the Fund, the Fund's policy of minimizing transaction costs and tax liability from capital gains distributions, and changes in securities markets and the Index itself. Further, because the Index is dominated by only a few companies, changes in the status of any of these companies will have a pronounced effect on the performance of the Index and the Fund. Tax laws and other regulatory requirements may prohibit the Fund from investing in these companies to the extent necessary to mirror their representation in the Index, which may cause the Fund's performance to differ from that of the Index. See "Distributions and Taxes -- Dividend and Capital Gain Distributions" for a discussion of the consequences of failure to meet requirements under the Internal Revenue Code. In such a situation, the Advisor will choose other investments to attempt to otherwise approximate the Index's performance. The Advisor will try to minimize the impact of the above described factors on the variation between the Fund's performance and that of the Index, but there is no assurance that the Advisor will be successful in doing so.

The Index is a market capitalization weighted index, with each stock affecting the Index in proportion to its total market value attributable to death care.
The Advisor, as developer and owner of the Index, is responsible for selecting and maintaining the list of stocks to be included in the Index. Only stocks of companies which derive at least 15% of their revenues from the provision of goods and/or services to the death care sector of the economy and have market capitalization attributable to death care of at least $50 million are eligible for inclusion. In addition, the company must either be a U.S. company, or if not, its stock must be traded on a U.S. stock exchange. Inclusion of a stock in the Index in no way implies an opinion by the Advisor as to the stock's attractiveness as an investment. The Index is unmanaged, and the Advisor is therefore obligated to include in the Index any stock which meets the above described criteria for inclusion.

     The Index is composed primarily of smaller capitalization companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

     The Fund is subject to market risk because it invests primarily in common stocks. Market risk is the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Because of the risks associated with investing in the companies that comprise the Index, the Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short term market movements.

     The Fund may enter into repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require 102% collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.

     The Fund may engage in option transactions involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter markets. Options on the Pauze` Tombstone Common Stock IndexTM are not currently traded on an exchange or in the over-the-counter markets. To cover the potential obligations involved in writing options, the Fund will own the underlying security, or the Fund will segregate with the Custodian (a) high grade liquid debt assets sufficient to purchase the underlying security, or (b) high grade liquid debt assets equal to the market value of the stock index.

     The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     The Fund may make short and long term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Advisor in response to requests of broker-dealers or institutional investors which the Advisor deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter which the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral.

     The Fund may purchase securities on a when-issued or delayed delivery basis, provided, at the time of purchase, no more than 5% of the Fund's total assets are committed to such purchases. The Fund may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets at the time the borrowing is made. Reverse repurchase agreements are considered borrowings for this purpose.

                             HOW TO PURCHASE SHARES

     The Fund offers its shares in two classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within seven years of purchase. Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose (up to $5,000,000), as often as you wish, subject to a minimum initial investment of $1,000 and subsequent investments of $500. Shares of the Fund are purchased at the net asset value per share next determined after the order is received and accepted by the Distributor, plus any applicable sales charge for Class A shares. When opening an account, it is important that you provide the Distributor with your correct taxpayer identification number (social security or employer identification number).

     If you are investing in this Fund for the first time, you will need to set up an account. Your financial advisor will help you fill out and submit an application. You may also make a direct initial investment by completing and signing the investment application which accompanies this Prospectus and mailing it, together with a check or money order made payable to: Pauze` Tombstone Fund(TM), Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844.

     When you place an order for the Fund's shares, you must specify which class of shares you wish to purchase. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below.


             Sales Charge                          Distribution &      Other Information
                                                   Service Fees

Class A      Maximum initial sales charge of       No distribution     Initial sales charge waived
              3.75%                                fee; service fee    or reduced for certain
                                                   of 0.25% of         purchases
                                                   average daily net
                                                   assets

Class B      No initial sales charge; CDSC of      distribution fee    Shares convert to Class A
             3.75% declines to 0% after seven      of 0.75%; service   after seventh year; CDSC
             years                                 fee of 0.25% of     waived in certain
                                                   average daily net   circumstances
                                                   assets

Conversion of Class B shares to Class A Shares -- Seven years after Class B shares are originally purchased, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. The conversion will be on the basis of relative net asset values of the two classes, without the imposition of any sales charge. Class B shares purchased through reinvested dividends and other distributions will convert to Class A shares on a pro rata basis with Class B shares not purchased through reinvestment.

Considerations in determining whether to purchase Class A or Class B shares -- you should consider the information below in determining whether to purchase Class A or Class B shares.

                     Sales charges on purchase or redemption

If you purchase Class A Shares           If you purchase Class B Shares

You will not have all of your money      All of your money is invested in
invested.  Part of your purchase price   shares of stock.  However, you will
will go to pay the sales charge.  You    pay a declining sales charge if you
will not pay a sales charge when you     redeem your shares within seven years
redeem your shares.                      of purchase.

                                Ongoing Expenses

If you purchase Class A Shares           If you purchase Class B Shares

Your shares will have a lower ongoing    The distribution and service fees for
expense ratio than Class B shares.       Class B shares will cause your shares
                                         to have a higher ongoing expense ratio
                                         and to pay lower dividends than Class
                                         A shares.

     You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the Prospectus illustrates the charges applicable to each class of shares.

     By mail: When making subsequent investments by mail, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted.

     By telephone: Once your account is open, you may make investments by telephone by calling 1-888-647-5436. The maximum telephone purchase is the lesser of $5,000,000 or ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within three business days after the date of the transaction. If your telephone order to purchase shares is cancelled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust by reason of such cancellation. Investments by telephone are not available in any Fund retirement account administered by the Administrator or its agents.

     By wire: You may make your initial or subsequent investments in the Pauze` Funds(TM) by wiring funds. To do so, call the Investor Information Department at 1-888-647-5436 for a confirmation number and wiring instructions.

     By Automatic Investment Plan: Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing Pauze` Funds(TM) to draw on your bank account regularly by check for as little as $30 a month beginning within thirty (30) days after the account is opened. You should inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze` Funds(TM) at least five business days before the change is to become effective.

     To assure proper receipt, please be sure your bank includes the Fund name and the account number that has been assigned to you. If you are opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     There are no wire fees charged by the Trust for purchases of $1,000 or more. A $10 wire fee will be charged by the Trust on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

                     ADDITIONAL INFORMATION ABOUT PURCHASES

Purchase policies:

o Investments must be received and accepted in the Distributor's offices on a business day before 4:00 p.m. Eastern time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o The maximum single purchase allowed is $5 million. Any individual order for $5 million or more must be pre-approved by the Distributor prior to placing the order or it will be rejected. This maximum individual amount allowed for investment may change from time to time.

o Wire orders can be accepted only on days when your bank, the Fund and the Fund's Distributor and Custodian are open for business.

o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.

o The Distributor and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.

o    You must pay any fee the bank charges for wiring.

o The Fund reserves the right to reject any application or investment for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                   REDUCTIONS AND WAIVERS OF THE SALES CHARGE

Class A -- initial sales charge alternative

     On purchases of Class A shares, you pay a 3.75% sales charge on the first $250,000 of your total investment and less on subsequent investments.

 Total Investment              Sales Charge as a
                               % of:*

                               Public Offering  Net Invested      Dealer
                               Price            Amount            Reallowance
                                                                  as Percentage
                                                                  of Public
                                                                  Offering Price

  Up to $250,000                   3.75%            3.90%             3.25%

  Next $250,000                    3.25%            3.36%             2.85%

  Next $250,000                    3.00%            3.09%             2.70%

  Next $250,000                    2.00%            2.04%             1.80%

  $1,000,000 or more               1.00%            1.00%             .90%

* To calculate the actual sales charge on an investment greater than $250,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the Statement of Additional Information ("SAI").

Reductions of the sales charge on Class A Shares

     Your sales charge may be reduced, depending on the totals of:

     o    the amount you are investing in this Fund now

     o    the amount of your existing investment in the Fund, if any, and

     o the amount you and your primary household group are investing or have invested in other funds in the Pauze` Funds(TM) that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

                  OTHER POLICIES THAT AFFECT YOUR SALES CHARGE

     IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce the sales charge for all shares purchased through that plan.

Waivers of the sales charge for Class A Shares

Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund, Declaration Service Company ("DSC" or the "Administrator"), Declaration Distributors, Inc. ("DDI" or the "Distributor") or their subsidiaries, spouses and unmarried children under 21.

o    Current  or  retired  Pauze`  Swanson(TM)  employees,   their  spouses  and
     unmarried children under 21.

o Qualified employee benefit plans using a daily transfer record keeping system offering participants daily access to Pauze` Funds(TM).

o Shareholders who have at least $5 million invested in funds of the Pauze` Funds(TM). If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o Purchases made with dividend or capital gain distributions from the load shares of another fund in the Pauze` Funds(TM).

Class B -- contingent deferred sales charge alternative

     Class B shares are sold subject to a contingent deferred sales charge ("CDSC"). Under this purchase alternative, all of the purchase payment for Class B shares is immediately invested in the Fund. The Advisor pays the Distributor a fee or commission of 3.75% and is reimbursed by the Fund over time by charging an additional Rule 12b-1 fee of .75% to the Class B shares. The Distributor pays the pariticpating broker/dealer's fee or commission of 3.25%. The CDSC assures that the Advisor is reimbursed for funding the broker-dealer's fee.

     Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after purchase:

     If a redemption is                                  The percentage rate for
     made during the:                                          the CDSC is:

     First year                                                   3.75%

     Second year                                                  3.75%

     Third year                                                   3.25%

     Fourth year                                                  2.75%

     Fifth year                                                   2.25%

     Sixth year                                                   1.75%

     Seventh year                                                 1.25%

     Thereafter                                                    -0-

     A CDSC is imposed on Class B shares if, within the time frames set forth, you redeem an amount that causes the current value of your account to fall below the total dollar amount of Class B shares purchased subject to the CDSC. The CDSC will not be imposed on the redemption of Class B shares acquired as dividends or other distributions, or on any increase in the net asset value of the redeemed Class B shares above the original purchase price. Thus, the CDSC will be imposed on the lower of net asset value or purchase price. Redemptions will be processed in a manner intended to minimize the amount of redemption that will be subject to the CDSC. When calculating the CDSC, it will be assumed that the redemption is made first of Class B shares acquired as dividends, second of shares that have been held for over the prescribed time and finally of shares held for less than the prescribed time.

     The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 3.75% because a redemption after 15 months would take place during the second year after purchase.

Waivers of the sales charge for Class B shares

     The CDSC on Class B shares will be waived on redemptions of shares:

     o    In the event of the shareholder's death,

     o Purchased by a Trustee, officer or employee of the Fund or DSC or its subsidiaries,

     o    Held in a trusteed employee benefit plan.

Services

     To help you track and evaluate the performance of your investments, DSC provides these services:

     o Quarterly statements listing all of your holdings and transactions during the previous three months.

     o    Yearly  tax  statements  featuring   average-cost-basis  reporting  of
          capital gains or losses if you redeem your shares, along with distribution information which simplifies tax calculations.

                             HOW TO EXCHANGE SHARES

     You have the privilege of exchanging some or all of your shares for shares of the same class of any other of the Pauze` Funds(TM) which are properly registered for sale in your state. An exchange involves the simultaneous redemption (sale) of shares of one fund and purchase of shares of another fund at the respective closing net asset value and is a taxable transaction.

     By telephone: You will automatically have the privilege to direct Pauze` Funds to exchange your shares by calling toll free 1- 800-327-7170. In connection with such exchanges, neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The shareholder, as a result of this policy, will bear the risk of loss. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmation, and tape recording conversations); and if the Fund and/or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

     By mail: You may direct Pauze` Funds(TM) in writing to exchange your shares. The request must be signed exactly as the name appears on the registration. (Before writing, read "Additional Information About Exchanges.")

Additional Information about Exchanges

     (1) All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Fund whose shares are being acquired.

     (2) There currently is no charge for exchanges. However, the Trust reserves the right to impose a $5 charge, which would be paid to the Transfer Agent, for each exchange transaction out of any fund account, to cover administrative costs associated with handling these exchanges.

     (3) As with any other redemption, the Fund reserves the right to hold redemption proceeds for up to seven days. In such event, the purchase side of the exchange transaction will also be delayed. You will be notified immediately if a Fund is exercising said right.

     (4) Shares may not be exchanged unless you have furnished Pauze` Funds(TM) with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations, and the exchange is to an account with like registration and tax identification number.

     (5) The exchange privilege may be modified or terminated at any time. The exchange fee and other terms of the privilege are subject to change.

                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. The Trust redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests must be received prior to the time the next determined net asset value per share is computed (generally 4:00 p.m. Eastern time, Monday through Friday) to be effective that day.

     By mail: Your written request for redemption in proper form to Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844. For express or registered mail, send your request to Declaration Service Company, Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428. To be in "proper form" requires delivery to the Transfer Agent of:

     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) signature guarantees when required (see "Signature Guarantee" page 14); and

     (3) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents in the form required have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

     By telephone: Redemptions may be made by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, redemptions will be wired (for a separate bank wire charge) to the bank account identified on the account registration or, for amounts of $15,000 or less, redemptions will be mailed to the address on the account registration. In connection with telephone redemptions, neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

Special Redemption Arrangements

     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisors, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-327-7170.

Signature Guarantee

     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at 1-800-327-7170 to determine whether the entity that will guarantee the signature is an eligible guarantor.

Redemption Proceeds May Be Sent To You:

     By mail: If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Trust reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Trust promptly in writing of any change of address.

     By wire: You may authorize the Trust to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption or have completed the banking information portion of the Telephone Redemption Authorization on the purchase application. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

Additional Information About Redemptions

     (1) Redemptions of Class B shares of the Fund may be subject to a CDSC if the shares are redeemed within the holding period prescribed in the applicable Distribution Plan. See Class B - Contingent Deferred Sales Charge Alternative on page 11 for the applicable holding period.

     (2) The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     (3) A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     (4) The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders.

     (5) Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Trust has reserved the right to refuse investments from shareholders who engage in short-term trading.

     (6) The Fund has filed an election with the Securities and Exchange Commission which permits the Fund to make redemption payments in whole or in part in securities or other property. However, the Fund has committed to pay in cash all redemptions for any shareholder, limited in amount with respect to each shareholder during any ninety day period to the lesser of (a) $250,000 or (b) one percent of the net asset value of the Fund at the beginning of such period.

Account Closing Fee

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between other funds of the Trust.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

Small Accounts

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.

     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Administrator or its agents or its affiliates will not be subject to the small account charge.

     In order to reduce expenses of a Fund, the Trust may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.

                              SHAREHOLDER SERVICES

     DSC, P.O. Box 844, Conshohocken, PA 19428-0844, acts as transfer and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at 1-800-327-7170 for prompt service on any questions about your account.

Confirmation Statements

     Shareholders normally will receive a yearly confirmation statement and after each transaction showing the activity in the account. However, when account activity is produced solely from dividend reinvestment, confirmation statements will be mailed only on a monthly basis.

Other Services

     The Trust has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1)  payroll deduction plans, including military allotments;

     (2)  custodial accounts for minors;

     (3)  a flexible, systematic withdrawal plan; and

     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which a service provider acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1-888-327-7170.

                          RULE 12b-1 DISTRIBUTION PLAN

     A plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund, with separate provisions for each class of shares. The plan provides that the Fund will pay a servicing or Rule 12b-1 fee of 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to the Advisor for its ongoing services to prospective and existing Fund shareholders, including payments to persons or institutions for performing certain servicing functions for Fund shareholders. These payments will generally be based on a percentage of the value of Fund shares held by the institution's clients. With respect to Class B shares, the distribution plan provides that the Fund will use Fund assets allocable to those shares to pay the Advisor additional Rule 12b-1 fees of 0.75% of said assets (1/12 of 0.75% monthly) for its services and expenditures related to the distribution of Class B shares, including fees paid to broker-dealers for sales and promotional services. The fees received by the Advisor for either class of shares during any year may be more or less than its costs of providing distribution and shareholder services to the class of shares. See "Summary of Fees and Expenses" at page 3 and "Rule 12b-1 Distribution Plan" in the Statement of Additional Information.

                               VALUING FUND SHARES

     The value of an individual share in any class of the Fund (the net asset value) is calculated by dividing the net assets attributable to the class, by the number of shares outstanding of the class, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                             DISTRIBUTIONS AND TAXES

     As a shareholder you are entitled to your share of the Fund's distributed net income and any net gains realized on its investments. The Fund intends to distribute dividends and capital gains distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gains distributions will have tax consequences you should know about.

Dividend and capital gain distributions

     The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders at the end of each calendar quarter. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Dividends for each share class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class. Class B shareholders will receive lower per share dividends that Class A shareholders because ongoing expenses for Class B are higher than for Class A.

     The Fund realizes long-term capital gains whenever it sells securities held for more than one year for a higher price than it paid for them. The Fund intends to distribute substantially all of its net realized long-term capital gains, if any, at the end of the calendar year as capital gain distributions. Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

     The Advisor anticipates that the Fund's portfolio will be highly concentrated, and diversification requirements under the Internal Revenue Code will in all likelihood necessitate the sale of securities at the end of each quarter for the Fund to qualify as a regulated investment company. These sales may result in the realization of additional capital gains, and there is no guarantee that the Fund will be able to qualify as a regulated investment company and thereby avoid paying corporate taxes.

Reinvestments

     Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

     o you request the Fund in writing or by phone to pay distributions to you in cash, or

     o you direct the Fund to invest your distributions in any publicly available Pauze` Fund(TM) for which you have previously opened an account. You pay no sales charge on shares purchased through reinvestment of distributions from the Fund into another Pauze` Fund.

     The reinvestment price is the net asset value at the close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)

     If you choose cash distributions, you will receive only those declared after your request has been processed.

     If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares.

Taxes

     Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the Fund pays them regardless of whether you take them in cash or reinvest them.

     Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

     Buying a dividend creates a liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

     Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

     Important: The foregoing tax information is a brief and selective summary of certain federal tax rules that apply to the Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

                             MANAGEMENT OF THE FUND

Trustees

     The Fund is a series of the Pauze` Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on October 15, 1993. The Trust's headquarters are at 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014. The business and affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The

Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

The Investment Advisor

     Pauze`, Swanson & Associates Investment Advisors Inc. d/b/a Pauze` Swanson Capital Management Co.(TM) (the "Advisor"), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, under an investment advisory agreement with the Trust, furnishes investment advisory and management services to the Fund. The Advisor is a Texas corporation which was registered with the Securities and Exchange Commission as an investment advisor in December, 1993. Philip C. Pauze`, the Funds' portfolio manager and owner of the Advisor, and David D. Jones, the Fund's assistant portfolio manager, have been responsible for the day-to-day management of the Fund since its inception.

     Mr. Pauze` has specialized in providing investment management for the assets of pre- need funeral accounts, trusts, small institutions, and retirement plans since 1985. Mr. Pauze` assisted the California Funeral Directors Association in establishing the California Master Trust (the "CMT") and has managed to investment portfolio since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Pauze` serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans. Mr. Pauze` has over eleven years experience managing assets for companies involved in the death care industry. In this regard, shareholders should understand that while Mr. Pauze` has extensive experience with the death care industry, the Fund has no operating history and Mr. Pauze` has no experience managing a portfolio consisting of death care industry stocks. Mr. Pauze` has been President of the Trust since January 10, 1994.

     Mr. Jones has held positions as Vice President, Global Trading Division, Security Pacific Bank, Los Angeles; Senior Repo Trader, Bank of America, San Francisco; and Government Securities Trader, BancTEXAS, Dallas. Mr. Jones presently is the portfolio manager for the Pauze` U.S. Government Short Term Bond Fund(TM) and the Pauze` U.S. Government Intermediate Term Bond Fund(TM), and is the assistant portfolio manager for the Pauze` U.S. Government Total Return Bond Fund(TM). Mr. Jones is a graduate of the University of Texas at Austin with a Bachelor of Arts degree in economics and a cum laude graduate of Saint Mary's Law School in San Antonio, Texas with a juris doctorate degree. Mr. Jones is a licensed attorney in the State of Texas and is a registered principal of the New York Stock Exchange. Shareholders should be aware that while Mr. Jones has extensive experience in the fixed-income securities industry, he has no experience managing a portfolio consisting of death care industry stocks.

     The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund. The Advisory Agreement with the Trust provides for the Fund to pay the Advisor a monthly management fee equal to an annual rate of .38% of the Fund's average daily net assets.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. It is anticipated that GS2 Securities, Inc. a registered broker-dealer of which Mr. Pauze` and Mr. Jones are registered representatives, will receive brokerage commissions from the Fund.

The Administrator

     DSC, under an Administration Agreement with the Trust dated February 13, 1996, generally administers the affairs of the Trust. Terence P. Smith, President of DSC, has been a Trustee of the Trust since February 13, 1996.

     Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, supervises parties (other than the Advisor) providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     The   Administration   Agreement   provides   for  the  Trust  to  pay  the
Administrator an annual fee of $24,000 for the first class of shares, per portfolio; $16,000 for the second class of shares, per portfolio; and, $12,000 for each additional class, per portfolio. This fee is borne by the Fund and allocated among the classes pro rata based on their respective net assets.

     DSC also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation. The Transfer Agency and Shareholder Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $18.00 per account with a minimum annual fee of $18,000 for the first year, $21,000 for the second year and $24,000 thereafter. These fees cover the usual transfer agency functions. In addition, the Fund bears certain other transfer agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the transfer agent. Transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees, if any, the transfer agent is paid.

     DSC performs bookkeeping and accounting services, and determines the daily net asset value for the Fund. The Accounting Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $22,000 for the first class of shares, per portfolio; $15,000 for the second class of shares, per portfolio; and $10,000 for each additional class of shares, per portfolio.

The Distributor

     On February 13, 1996, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with DDI, P.O. Box 844, Conshohocken, PA 19428, an affiliate of DSC, pursuant to which the Distributor has agreed to act as the Trust's agent in connection with the distribution of Fund shares. The Distributor's responsibilities include acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials, and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, it will be paid a fixed annual fee of $20,000 and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

     The Trust pays all other expenses for its operations and activities, and each Fund pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                               GENERAL INFORMATION

Fundamental Policies

     The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund. Shareholders will be given thirty days' prior notice of any change in the Fund's investment objective.

Portfolio turnover

     The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell portfolio securities as weightings in the Index change and for regulatory compliance reasons. It is anticipated that the Fund will have a portfolio turnover rate of less than 200%. The brokerage commissions incurred by the Fund will generally be higher than those incurred by a fund with a lower portfolio turnover rate. The higher portfolio turnover rate may result in the realization of more net capital gains, and any distributions derived from such gains may be ordinary income for federal tax purposes.

Shareholder Rights

     The shares of each share class making up the Fund represent an interest in that Fund's assets only (and profits or losses), and in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of the Fund (except that expenses attributable solely to a class of shares will be borne by that share class).

     No annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters as to which Trustees determine shareholder vote is necessary or desirable. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and may appoint Trustees to fill vacancies, including vacancies caused by an increase in the number of Trustees by action of the Board of Trustees.

     As a shareholder, you have voting rights over the Fund's fundamental policies. You are entitled to one vote for each whole share, and fractional votes for fractional shares, you own. Shares of the Fund do not have cumulative voting rights. On matters affecting an individual series, a separate vote of shareholders of the series is required. On matters affecting an individual class of shares, a separate vote of shareholders of the class is required. The series' shares are fully paid and non-assessable by the Trust, have no pre-emptive or subscription rights, and are fully transferable, with no conversion rights.

     Prior to the offering made by this Prospectus, Pauze` Swanson Capital Management Company purchased for investment all of the outstanding shares of the Fund and as a result may be deemed to control the Fund.

                             PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, in terms of its total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, the Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barrons magazine may also be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The standard total return results may not take into account the additional Rule 12b-1 fees for Class B. Similarly, the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as a fee for exchanges. Further, the results may not take into account the CDSC for the Class B shares. These fees have the effect of reducing the actual return realized by shareholders to whom such fees apply.

INVESTMENT ADVISOR
Pauze` Swanson Capital Management Co.(TM)
14340 Torrey Chase Boulevard, Suite 170
Houston, Texas 77014

ADMINISTRATOR & TRANSFER AGENT
Declaration Service Company
P.O. Box 844
Conshohocken, PA 19428

PAUZE` FUNDS(TM)
Pauze` Tombstone Fund(TM)
Pauze` U.S. Government Total Return Bond Fund (TM)
Pauze` U.S. Government Intermediate Term Bond Fund (TM)
Pauze` U.S. Government Short Term Bond Fund (TM)

Be sure to retain this Prospectus. It contains valuable information.

DISTRIBUTOR
Declaration Distributors, Inc.
P.O. Box 844
Conshohocken, PA 19428

CUSTODIAN
Star Bank, NA
425 Walnut Street
Cincinnati, OH 45202

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
30 South Seventeenth Street
Philadelphia, PA 19103

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or the Fund's Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                                PAUZE` FUNDS(TM)

                            PAUZE` TOMBSTONE FUND(TM)

                       STATEMENT OF ADDITIONAL INFORMATION



     This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Fund's Prospectus dated May 1, 1997 and the Supplement to the Prospectus dated November 26, 1997 (collectively, the "Prospectus") which may be obtained from Declaration Service Company ("DSC" or the "Administrator"), P.O. Box 844, Conshohocken, Pennsylvania 19428-0844.


             The date of this Statement of Additional Information is


                                November 26, 1997

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


GENERAL INFORMATION..........................................................  2

INVESTMENT OBJECTIVES AND POLICIES...........................................  3

INVESTMENT LIMITATIONS.......................................................  4

PORTFOLIO TRANSACTIONS.......................................................  7

MANAGEMENT OF THE FUND.......................................................  9

INVESTMENT ADVISORY SERVICES................................................. 11

ADMINISTRATOR SERVICES....................................................... 12

TRANSFER AGENCY AND OTHER SERVICES........................................... 13

RULE 12b-1 DISTRIBUTION PLAN................................................. 13

ADDITIONAL INFORMATION ON REDEMPTIONS........................................ 15

CALCULATION OF PERFORMANCE DATA.............................................. 15

TAX STATUS................................................................... 17

CUSTODIAN ................................................................... 18

INDEPENDENT ACCOUNTANTS...................................................... 19


FINANCIAL STATEMENTS......................................................... 19

                               GENERAL INFORMATION

     Pauze` Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. There are several series within the Trust, each of which represents a separate diversified portfolio of securities (collectively referred to herein as the "Portfolios" and individually as a "Portfolio").

     The assets received by the Trust from the issue or sale of shares of each Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio. They constitute the underlying assets of the Portfolio, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Portfolio. In the event additional portfolios are created, any general expenses of the Trust, not readily identifiable as belonging to the Portfolio, shall be allocated by or under the direction of the Board of Trustees (the "Trustees") in such manner as the Trustees determine to be fair and equitable.

     Shares represent a proportionate interest in the Portfolio. Shares of each Portfolio have been divided into classes with respect to which the Trustees have adopted allocation plans regarding expenses specifically attributable to a particular class of shares. Subject to such an allocation, all shares are entitled to such dividends and distributions, out of the income belonging to the Portfolio, as are declared by the Trustees. Upon liquidation of the Trust, shareholders of the Portfolio are entitled to share pro rata, adjusted for expenses attributable to a particular class of shares, in the net assets belonging to the Portfolio available for distribution.

     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable. Whether appointed by prior Trustees or elected by shareholders, an "Independent" Trustee serves as Trustee of the Trust for a period of six years. However, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. Trustees will stand for election in 1999. A Trustee whose term is expiring may be re-elected. Thus, shareholder meetings will ordinarily be held only once every three years unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     Shares  have  no   preemptive   or   subscription   rights  and  are  fully
transferable. There are no conversion rights.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


     As of October 31, 1997, the following persons may be deemed to beneficially own five percent (5%) or more of the Fund: Angelus Funeral Home PreNeed Trust, 3875 S. Crenshaw Blvd., Los Angeles, CA 90008 -- 27.52%; Angelus Rosedale Endowment Care Fund, 1831 W. Washington Blvd., Los Angeles, CA 90007 -- 15.25%; ABN AMRO Chicago Corp., P.O. Box 6108, Chicago, IL 60680 -- 10.80%; Cowen & Company, Financial Square, New York, NY 10005 -- 5.60%; Everen Securities, 111 East Kilburn Avenue, Milwaukee, WI 53202 -- 5.10%.

     As of October 31, 1997, Angelus Funeral Home PreNeed Trust and Angelus Rosedale Endowment Care Fund may be deemed to control the fund as a result of their beneficial ownership of the shares of the Fund. As of October 31,1997, the officers and trustees as a group owned less than 1% of the Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of the investment objectives and policies of the Pauze` Tombstone Fund (the "Fund") in the Fund's Prospectus.

Forward Commitments and Reverse Repurchase Agreements

     The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior the settlement if the Advisor deems it appropriate to do so.

     The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales of portfolio securities by the Fund to member banks of the Federal Reserve System or recognized securities dealers, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio security involved. The Fund's objective in such a transaction would be to obtain funds to pursue additional investment opportunities whose yield would exceed the cost of the reverse repurchase transaction. Generally, the use of reverse repurchase agreements should reduce portfolio turnover and increase yield. In connection with each reverse repurchase agreement, the Fund will direct its Custodian to place cash or U.S. government obligations in a separate account in an amount equal to the repurchase price. In the event of bankruptcy or other default by the purchaser, the Fund could experience both delays in repurchasing the portfolio securities and losses. Assets of the Fund may be pledged in connection with borrowings.

     When a separate account is maintained in connection with forward commitment transactions to purchase securities or reverse repurchase agreements, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash, U.S. government obligations or liquid high grade debt obligations will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase or repurchase securities. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions. Reverse repurchase agreements constitute a borrowing by the Fund and, together with all other borrowings, will not represent more than 5% of the net assets of the Fund.

     Securities purchased on a forward commitment basis, securities subject to reverse repurchase agreements and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has purchased securities on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund's assets will have greater fluctuation.

     With respect to 75% of the total assets of the Fund, the value of the Fund's commitments to purchase or repurchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the commitment to purchase or repurchase such securities is made; provided, however, that this restriction does not apply to U.S. government obligations or repurchase agreements with respect thereto. In addition, the Fund will maintain an asset coverage of 300% for all of its borrowings and reverse repurchase agreements.

                             INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.


     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.


     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry other than the death care industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.


     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.


     5. Options. The Fund will not purchase or sell puts, calls, options, straddles or futures contracts except as described in the Prospectus or the Statement of Additional Information.


     6. Illiquid Investments. The Fund will not invest in securities for which there are legal or contractual restrictions on resale or other illiquid securities.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that GS2 Securities, Inc., ("GS2") in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Pershing, Inc.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     Under the Investment Company Act of 1940, persons who may be affiliated with an affiliate of the Advisor (such as GS2) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, GS2 will not serve as the Fund's dealer in connection with over-the-counter transactions. However, GS2 may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Pershing, Inc.


     The Fund will not effect any brokerage transactions in its portfolio securities with GS2 if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates of affiliates of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to GS2, it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by GS2 on comparable transactions for its most favored unaffiliated customers, except for customers of GS2 considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by GS2 to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     The Agreement does not provide for a reduction of the Advisor's fee by the amount of any profits earned by GS2, Philip Pauze` or David Jones from brokerage commissions generated from portfolio transactions of the Fund.

     While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. GS2 will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

     To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

                             MANAGEMENT OF THE FUND

     The Trustees and Officers of the Trust, and their principal occupations during the past five years are set forth below, along with their business address.


Name, Address & Age          Trust position    Principal Occupation
----------------             --------------    --------------------

Philip C. Pauze` **          President and     President  of  Pauze`,   Swanson  &  Associates   Investment
4340 Torrey Chase Blvd.      Trustee           Advisors, Inc., d/b/a Pauze` Swanson Capital Management Co.,
Suite 170                                      an asset management firm specializing in management of fixed
Houston, Texas 77014                           income  portfolios  since  April  1993.  Owner of  Philip C.
Age:                                           Pauze` &  Associates,  a  management  consulting  firm since
                                               April 1993. Vice  President/Registered  Representative  with
                                               Shearson  Lehman  Brothers  from  1988  to  1993.  Financial
                                               Consultant to California Master Trust since 1986.  Financial consultant to the Funeral Trust (Series) since 1993.

Terence P. Smith**           Secretary,        President  and Chief  Operating  Officer of the companies of
Suite 6160, 555 North Lane   Treasurer,        the  Declaration   Group  (including   Declaration   Service
Conshohocken, PA  19428      Chief,            Company,   which  provides  the  Trust's   transfer  agency,
Age:                         Accounting        accounting  and  administrative   services  and  Declaration
                             Officer and       Distributors,   Inc.,  a  registered  broker-dealer,   which
                             Trustee           provides distribution service to the Trust) since 1988. Vice
                                               President  Operations  of  Declaration  Holdings,  Inc. from
                                               September 1987 to September  1988.  Executive Vice President
                                               of Review Management (an investment manager and distributor)
                                               from 1984 to 1987.  CPA,  served  on tax and audit  staff of
                                               Peat Marwick Main & Co., Philadelphia, from 1981 to 1984.

                                        9

Paul J. Hilbert                 Trustee        Attorney  with the  firm of Paul J.  Hilbert  &  Associates,
2301 FM 1960 West                              Houston, Texas, practicing civil law since 1975. Legislator,
Houston, TX  77068                             Texas House of Representatives since 1982.
Age:  48

Gordon Anderson                 Trustee        President, RAJ Development Corporation:  investor, developer
1806 Elk River Rd.                             and home builder.  (July 1, 1997)  Superintendent of Schools
Retired Houston, TX  77090                     for Spring Independent School District, Houston, Texas.
Age:  61

Wayne F. Collins**              Trustee        Retired.  From  September  1991 to  February  1994  was Vice
32 Autumn Crescent                             President  of  Worldwide  Business  Planning  of the  Compaq
The Woodlands, TX  77381                       Computer Corporation.  Served Compaq Computer Corporation as
Age:  56                                       Vice President of Materials  Operations  from September 1988 to September 1991;  Vice President,  Materials and Resources
                                               from April 1985 to September 1991; Vice President, Corporate
                                               Resources from June 1983 to September 1988.

     ** This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

Robert J. Pierce               Trustee         Richard Pierce Funeral  Service since 1967,  serving in such
1791 #2 Silverado Trail                        capacities as President and General Manager. In addition, in
Napa, CA  94558                                June 1997,  became Vice  President  of Stewart  Enterprises,
Age:  50                                       Inc.,  Western  Division,  and  COO  of  Northern California
                                               Region.


     Trustee fees are Trust expenses and each portfolio pays a portion of the Trustee fees. The compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 1996 is set forth below.

                              Aggregate Compensation
                             from Trust (the Trust is
           Name               not in a Fund complex)      Total Compensation
           ----               ----------------------      ------------------
   Philip C. Pauze`                   $0                        $0
   Terrence P. Smith                  $0                        $0
   Paul Hilbert                       $7,000                    $7,000
   Wayne Collins                      $7,000                    $7,000
   Gordon Anderson                    $7,000                    $7,000


                          INVESTMENT ADVISORY SERVICES

     Pauze`, Swanson & Associates Investment Advisors, Inc., dba Pauze` Swanson Capital Management Co., an investment management firm (the "Advisor"), pursuant to an Advisory Agreement, provides investment advisory and management services to the Trust. It will compensate all personnel, officers and trustees of the Trust if such persons are employees of the Advisor or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.


     The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") and by vote of a majority of the outstanding voting securities of the Total Return Fund (another Portfolio of the Trust) in December 1995. The terms of the votes approving the Advisory Agreement provide that it will continue until October 17, 1996, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned. The Advisory Agreement was approved with respect to the Fund on February 28, 1997.

     The names "Pauze`(TM)", "Swanson(TM)", "Pauze` Swanson(TM)", "Pauze` U.S. Government Short Term Bond Fund(TM)", "Pauze` U.S. Government Intermediate Term Bond Fund(TM)", "Pauze` U.S. Government Total Return Bond Fund(TM)", "Pauze` Tombstone Fund(TM)", and "Pauze` Tombstone Common Stock Index(TM)" are trademarks of the Pauze` Swanson Capital Management Co., all rights reserved. The Pauze` Tombstone Common Stock Index is a copyrighted proprietary product of the Pauze` Swanson Capital Management Co., all rights reserved. The Trust is licensed to use the above-listed names under a separate agreement attached to and made a part of the Advisory Agreement. The Trust's right to use the names "Pauze`", "Swanson", "Pauze` Swanson", "Pauze` U.S. Government Short Term Bond Fund", "Pauze` U.S. Government Intermediate Term Bond Fund", "Pauze` U.S. Government Total Return Bond Fund, "Pauze`

Tombstone Fund", and "Pauze` Tombstone Common Stock Index(TM)" automatically terminates upon termination of the Advisory Agreement. The Trust is licensed to publish the Index under a separate agreement attached to and made a part of the Advisory Agreement. The Trust's right to publish the Index automatically terminates upon termination of the Advisory Agreement.

     For more information, see "Management of the Fund" in the Prospectus.

                             ADMINISTRATOR SERVICES

     Declaration Service Company ("DSC" or "Administrator") provides day-to-day administrative services to the Trust. As described in the Fund's Prospectus, the Administrator will provide the Trust with office space, facilities and simple business equipment, and will generally administer the Trust's business affairs and provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

     The Board of Trustees of the Trust (including a majority of the "disinterested Trustees") approved the Administration Agreement, dated February 13, 1996 with DSC. The terms of the Administration Agreement provide that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually (i) by a vote of a majority of the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement may be terminated on 90 days' written notice by either party prior to commencement of a renewal date and will terminate automatically if it is assigned.

     For more information, see "Management of the Fund" in the Prospectus.

     The Trust pays all other expenses for its operations and activities. As additional Portfolios are added in the future, each Portfolio of the Trust will pay its allocable portion of the expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors' expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the administrative fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor and Administrator, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

                       TRANSFER AGENCY AND OTHER SERVICES

     In addition to the services performed for the Trust under the Administration Agreement, the Administrator provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency and Shareholder Services Agreement as described in the Fund's Prospectus under "Management of the Fund/ The Administrator." In addition, bookkeeping and accounting services are also provided. The Board of Trustees approved the Transfer Agency and Accounting Services Agreement, effective February 13, 1996, with the same duration and termination provisions as the Administration Agreement.

                          RULE 12b-1 DISTRIBUTION PLAN

     As described under "Rule 12b-1 Distribution Plan" in the Fund's Prospectus, in February 1997 the Trustees approved adoption of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan allows the Fund to pay the Advisor for expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the cost of: preparation and distribution of prospectus and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of-pocket expenses (e.g., copy and long distance telephone charges) related thereto.

     The Fund's Distribution Plan provides for a "Base Amount for all Classes of Shares" reciting that Fund assets will be utilized to pay the Advisor a fee of 0.25% of the Fund's average annual net assets for its ongoing services and expenditures in connection with sales, promotional and administrative services related to the distribution of Fund shares, including personal services provided by persons or institutions to prospective and existing Fund shareholders.

     The Fund's Distribution Plan also provides for an "Additional Amount for Class B shares" reciting that Fund assets attributable to Class B Shares in specific shareholder accounts will be utilized, to the extent not covered by the Contingent Deferred Sales Charge ("CDSC"), to pay the Advisor a fee of 0.75% of the Fund's average annual net assets for its services and expenditures related to the distribution of Fund shares, including fees paid by the Advisor to broker-dealers for sales and promotional services as follows:

           Gross Commission              3.75%
           Annual Rule 12b-1 Fee         0.75%
           (paid for 7 years)

Contingent Deferred Sale Charge by Year:

           year 1         3.75%
           year 2         3.75%
           year 3         3.25%
           year 4         2.75%
           year 5         2.25%
           year 6         1.75%
           year 7         1.25%
           Thereafter      -0-

NOTES:

     B Shares convert to A Shares when CDSC expires. Each investment would be considered a new investment.

     Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plans ("Qualified Trustees"). In their review of the Distribution Plan, the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding shares of the Fund.

     On February 13, 1996, in light of and subject to the Distribution Plan, the Trust entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"), an affiliate of DSC as described in the Fund's Prospectus under "Management of the Fund/The Administrator". Terence P. Smith, a Trustee of the Trust, is the President and Chief Executive Officer of DDI. The terms of the Distribution Agreement provide that it will continue for an initial period of two years and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement was made applicable to the Fund as of February 28, 1997. The Distribution Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.

     Except for Mr. Smith, the Trust is unaware of any Trustee or any interested person of the Fund who has a direct or indirect financial interest in the operation of the Distribution Plan.

     The Trust expects that the Distribution Plan will be used to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders and to compensate broker-dealers for sales and promotional services. Shareholders of the Fund will benefit from these services and the Trust expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

Suspension  of  Redemption  Privileges

     The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the bond markets are closed, other than customary weekend and holiday closing, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or not reasonably practicable to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

Total Return

     The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                 P(1 + T)n = ERV

Where:      P       =     a hypothetical initial payment of $1,000
            T       =     average annual total return
            n       =     number of years (exponential number)
            ERV     =     ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The Fund's average annual return for the six month period ended October 31, 1997 was 18.6% for Class A Shares and 19.2% for Class B Shares.


Nonstandardized Total Return

     The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

                                   TAX STATUS

Taxation of the Fund

     As stated in its Prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the

"Code"). Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"), and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. It is anticipated that the Advisor may be required to adjust the composition of the Fund's portfolio at the end of each quarter in order to qualify as a regulated investment company.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

Taxation of the Shareholder

     Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividends during the following January. To the extent net investment income of the Fund arises from dividends on domestic common or preferred stock, some of the Fund's distributions will qualify for the 70% corporate dividends-received deduction. All Shareholders will be notified annually regarding the tax status of distributions received from the Fund.

     Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of the Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

Other Tax Considerations

     Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by the Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of the Fund.

                                    CUSTODIAN

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

                             INDEPENDENT ACCOUNTANTS


     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103 has been selected as independent accountants for the Trust for the fiscal year ending April 30, 1998. Tait, Weller & Baker performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                              FINANCIAL STATEMENTS

     The unaudited financial statements required to be included with the Statement of Additional Information for the period from May 1, 1997 (commencement of operations) through October 31, 1997 is incorporated herein by reference to the Fund's Semi-Annual Report to Shareholders for the period ended October 31, 1997.

                                  PAUZE` FUNDS

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements


               Included in Part A: Unaudited Financial Highlights for the six months ended October 31, 1997.

               Included in Part B: The following unaudited financial statements are hereby incorporated by reference to the Fund's Semi-Annual Report to Shareholders for the period ended October 31, 1997:

               (1)  Unaudited Schedule of Investments - October 31, 1997.

               (2) Unaudited Statement of Assets and Liabilities -October 31, 1997.

               (3)  Unaudited Statement of Operations for the six month
                          period ended October 31, 1997.

               (4) Unaudited Statement of Changes in Net Assets for the six month period ended October 31, 1997.

               (5) Unaudited Financial Highlights Table for the six months ended October 31, 1997.


               (6)  Notes to Financial Statements.


          (b)  Exhibits

          Exhibit No.              Description of Exhibit

               (1)  (a)  Declaration of Trust, Amended and Restated Master Trust
                         Agreement, dated February 9, 1996, (incorporated by reference to Post-Effective Amendment #5 filed February 15, 1996).

                    (b) Amendment No. 1 to Amended and Restated Master Trust Agreement, dated April 9, 1996, (incorporated by reference to Post-Effective Amendment #6 filed May 2,
                         1996).

                    (c) Amendment No. 2 to Amended and Restated Master Trust Agreement, dated January 30, 1997, (incorporated by reference to Post-Effective Amendment #9 filed February 5, 1997).

                    (d) Amendment No. 3 to Amended and Restated Master Trust Agreement, dated April 30, 1997, (incorporated by reference to Post-Effective Amendment #10 filed May 6,
                         1997).

               (2) By-laws of Registrant (incorporated by reference to Initial Registration Statement filed November 10, 1993).

               (3)  Not Applicable.

               (4)  Not Applicable.


               (5)  (a)  Advisory   Agreement  between  Registrant  and  Pauze`,
                         Swanson & Associates  Investment Advisors,  Inc., dated
                         November  1,  1993,   (incorporated   by  reference  to
                         Pre-Effective Amendment #1 filed January 6, 1994).

                    (b) Amendment to Advisory Agreement between Registrant and Pauze`, Swanson & Associates Investment Advisors, Inc. dated June 1, 1996, reflecting change in fees and addition of two new funds (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                    (c) Advisory Agreement between Registrant and Pauze`, Swanson & Associates Investment Advisors, Inc., dated February 28, 1997, covering Pauze` Tombstone Fund (incorporated by reference to Post-Effective Amendment #10 filed May 6, 1997).

               (6)  Amended   and   Restated   Distribution    Agreement   among
                    Registrant, Declaration Distributors, Inc. and Pauze` Swanson Capital Management Co., dated September 12, 1997, is filed herewith.


               (7)  Not Applicable.


               (8)  (a)  Custodian  Agreement between  Registrant and Star Bank,
                         N.A. dated August 1, 1996 (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                    (b) Revised Appendix A to Custodian Agreement between Registrant and Star Bank N.A. is filed herewith.

               (9)  (a)  Transfer  Agency  and  Shareholder  Services  Agreement
                         between Registrant and Declaration Service Company, dated February 13, 1996, (incorporated by reference to Post-Effective Amendment #5 filed February 15, 1996).

                    (b) Accounting Services Agreement between Registrant and Declaration Service Company, dated February 13, 1996, (incorporated by reference to Post-Effective Amendment #5 filed February 15, 1996).

                    (c) Administration Agreement between Registrant and Declaration Service Company dated February 13, 1996, (incorporated by reference to Post-Effective Amendment #5 filed February 15, 1996).

               (10) (a) Opinion and Consent of Counsel with respect to Total Return Fund, Intermediate Term Fund, and Short Term Fund (incorporated by reference to Post-Effective Amendment #6 filed May 2, 1996).

                    (b)  Opinion and Consent of Counsel  with  respect to Pauze`
                         Tombstone   Fund    (incorporated   by   reference   to
                         Post-Effective Amendment #9 filed February 5, 1997).


               (11) Consent of Independent Accountants - None


               (12) Not Applicable.

               (13) Not Applicable.

               (14) Not Applicable.


               (15) (a) Copy of 12b-1 Plan for Pauze` U.S. Government Total Return Bond Fund (incorporated by reference to Initial Registration Statement filed November 10, 1993).

                    (b) Copy of 12b-1 Plan for Class A, B and C shares of the Pauze` U.S. Government Total Return Bond Fund as amended June 21, 1996, (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                    (c) Copy of 12b-1 Plan for Pauze` U.S. Government Intermediate Term Bond Fund as amended June 21, 1996 (incorporated by reference to Post-Effective Amendment #7 filed July 1996).

                    (d) Copy of 12b-1 Plan for Pauze` U.S. Government Short Term Bond Fund as amended June 21, 1996 (incorporated by reference to Post-Effective Amendment #7 filed July
                         1996).

                    (e)  Copy of  12b-1  Plan for  Pauze` Tombstone  Fund  dated
                         February  28,  1997   (incorporated   by  reference  to
                         Post-Effective Amendment #10 filed May 6, 1996).


               (16) Schedule for computation of performance  quotation  provided in the Registration Statement in response to Item 22 (incorporated by reference to Post-Effective Amendment #1 filed July 10, 1994).


               (17) Financial Data Schedule - None.


               (18) Copy of amended and restated plan entered into by Registrant
                    pursuant  to  Rule  18f-3   (incorporated  by  reference  to
                    Post-Effective Amendment #10 filed May 6, 1997).


               (19) Powers of Attorney for the Trust,  the Trustees and Officers
                    (incorporated by reference to Post-Effective Amendment #11 filed August 29, 1997).


ITEM 25. Persons Controlled by or under Common Control with Registrant

     Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information of the Pauze` U.S. Government Total Return Bond Fund, Pauze` U.S. Government Short Term Bond Fund and the Pauze` U.S. Government intermediate Term Bond Fund contained in Part B of the Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26. Number of Holders of Securities


     The number of record holders, as of November 19, 1997, of each class of securities of the Registrant.

     Title of Class                                                                    Number of
                                                                                    Record Holders
     Pauze` U.S. Government Total Return Bond Fund                No-Load                 28
                                                                  Class A                  0
                                                                  Class B                  6
                                                                  Class C                  0

     Pauze` U.S. Government Short Term Bond Fund                  No-Load                  7
                                                                  Class A                  5
                                                                  Class B                  1
                                                                  Class C                  0

     Pauze` U.S. Government Intermediate Term                     No-Load                  4
                  Bond Fund                                       Class A                  0
                                                                  Class B                 12
                                                                  Class C                  0

     Pauze` Tombstone Fund                                        Class A                129
                                                                  Class B                 96

ITEM 27. Indemnification

     Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Persons's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28. Business and Other Connections of Investment Advisor and Investment Administrator

     Philip C. Pauze`
         Current Affiliations:
              PAUZE`, SWANSON & ASSOCIATES INVESTMENT ADVISORS, INC.(TM) 14340 Torrey Chase, Suite 170 Houston, TX 77014
                  President and Member of the Board of Directors:
                  10/21/93 to Present

              PAUZE` FUNDS(TM)
              P.O. Box 844
              Conshohocken, PA  19428
                  President, Portfolio Manager, and Member Board of Directors:
                  November 1, 1993 to Present.

              GS2 SECURITIES, INC.
              250 E. Wisconsin Avenue, Suite 800
              Milwaukee, WI  53202
                  Broker/Dealer Branch Officer Manager: 1993 to Present Licensed Registered Representative: 1993 to Present

     David D. Jones
         Current Affiliations:
              PAUZE`, SWANSON & ASSOCIATES INVESTMENT ADVISORS, INC.(TM) 14340 Torrey Chase, Suite 170 Houston, TX 77014
                  Executive Vice President, Treasurer & Board Member:
                  May 19, 1997 to Present
                  Vice President:  February 1997 to May 1997
                  Assistant Vice President: June 1, 1996 to February, 1997 Portfolio Manager and Assistant Portfolio Manager to the Pauze` Funds(TM): June 1, 1996 to Present

                  GS2 SECURITIES, INC.
                  250 E. Wisconsin Avenue, Suite 800
                  Milwaukee, WI  53202
                      Licensed Registered Representative: June 1, 1996 to
                      Present

             Previous Affiliations:
                  COX & SMITH INCORPORATED 112 East Pecan Street San Antonio, TX 78205
                      Associate Attorney:  March 1, 1994 to June 1, 1996

     Patricia S. Dobson
         Current Affiliations:
              PAUZE`, SWANSON & ASSOCIATES INVESTMENT ADVISORS, INC.(TM) 14340 Torrey Chase, Suite 170 Houston, TX 77014
                  Vice President:  December 1996 to Present
                  Corporate Secretary and Member of the Board of Directors:
                  May 19, 1997 to Present
                  Assistant Vice President:  October 1995 to December 1996

              PAUZE` FUNDS(TM)
              P.O. Box 844
              Conshohocken, PA  19428
                  Assistant Secretary:  June 13, 1997 to Present

              GS2 SECURITIES, INC.
              250 E. Wisconsin Avenue, Suite 800
              Milwaukee, WI  53202
                  Licensed Registered Representative:  1993 to Present

ITEM 29. Principal Underwriters

     Registrant has entered into a Distribution Agreement with Declaration Distributors, Inc., ("DDI"). Terence P. Smith, Secretary and a member of Registrant's Board of Trustees, is President of DDI.

ITEM 30. Location of Accounts and Records

     All accounts and records maintained by the Registrant are kept at the Administrator's office located at Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428-0844.

     All accounts and records maintained by Star Bank N.A. custodian for Registrant are maintained in Cincinnati, Ohio.

ITEM 31. Not Applicable

ITEM 32. Undertakings

     Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                 SIGNATURE PAGE


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Conshohocken, state of Pennsylvania, on the 26th day of November, 1997.

                                          PAUZE` FUNDS

                                          By: /S/ TERRENCE P. SMITH
                                              ----------------------------
                                                  Terrence P. Smith


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                        Date
---------                       -----                        ----

*
--------------------------
     Gordon Anderson

*
--------------------------
     Wayne F. Collins

*
--------------------------
     Paul Hilbert

*
--------------------------
     Philip C. Pauze`

*
--------------------------
     Robert J. Pierce

*
--------------------------
     Terrence P. Smith

*by /S/ TERRENCE P. SMITH       Attorney-In-Fact
--------------------------
     Terrence P. Smith

                                  EXHIBIT INDEX


                                                                        Page
                                                                        ----
1.   Amended and Restated Distribution Agreement......................EX-99.B6

2.   Revised Appendix A to Custodian Agreement........................EX-99.B8